Fair Value Measurement (Tables) - FREYR AS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of financial assets and liabilities at fair value on a recurring basis

The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring basis according to the valuation techniques the Company uses to determine their fair value (in thousands):

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable Preferred Shares	$—	$—	$15,069	$15,069
Total fair value	$—	$—	$15,069	$15,069

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable Preferred Shares	$—	$—	$7,574	$7,574
Total fair value	$—	$—	$7,574	$7,574

The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring basis according to the valuation techniques the Company uses to determine their fair value (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable preferred shares	$—	$—	$7,574	$7,574
Total fair value	$—	$—	$7,574	$7,574

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liability	$—	$—	$93	$93
Total fair value	$—	$—	$93	$93

Schedule of changes in the Level 3 warrant liability measured at fair value

The following table presents changes in the Level 3 instruments measured at fair value for the three months ended March 31, 2021 and 2020, respectively (in thousands):

	For the three months ended March 31, 2021
	Redeemable	2020
	preferred	Convertible	Warrant
	shares	Notes	liability
Balance (beginning of period)	$7,574	$—	$—
Additions	7,500	—	—
Fair value measurement adjustments	(6)	—	—
Foreign currency exchange effects	1	—	—
Balance (end of period)	$15,069	$—	$—

	For the three months ended March 31, 2020
	Redeemable	2020
	preferred	Convertible	Warrant
	shares	Notes	liability
Balance (beginning of period)	$—	$—	$93
Additions	—	1,083	—
Accrued interest	—	8	—
Fair value measurement adjustments	—	(24)	66
Foreign currency exchange effects	—	(107)	(22)
Balance (end of period)	$—	$960	$137

The following table presents changes in the Level 3 warrant liability measured at fair value for the years ended December 31, 2020 and 2019, respectively (in thousands):

	For the year ended December 31, 2020
	Redeemable	2020	Warrant
	preferred shares	Convertible Notes	liability
Balance (beginning of year)	$—	$—	$93
Additions	7,500	1,531	76
Accrued interest	—	33	—
Fair value measurement adjustments	70	201	233
Foreign currency exchange effects	4	—	(6)
Transfer to Level 2	—	—	(396)
Settlements	—	(1,765)	—
Balance (end of year)	$7,574	$—	$—

	For the year ended December 31, 2019
	Redeemable	2020	Warrant
	preferred shares	Convertible Notes	liability
Balance (beginning of year)	$—	$—	$—
Additions	—	—	1,229
Accrued interest	—	—	—
Fair value measurement adjustments	—	—	(1,146)
Foreign currency exchange effects	—	—	10
Transfer to Level 2	—	—	—
Settlements	—	—	—
Balance (end of year)	$—	$—	$93